Financial instruments - Summary of Maximum Exposure to Credit Risk for Trade Receivables (Details) - Trade receivables - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Financial instruments
Maximum exposure to credit risk	$ 16,060	$ 16,045
Gross carrying amount
Financial instruments
Maximum exposure to credit risk	17,626	18,326
Expected credit loss provision
Financial instruments
Maximum exposure to credit risk	(1,566)	(2,281)
0-30 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	11,759	12,809
31-90 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	3,313	2,541
Greater than 90 days | Gross carrying amount
Financial instruments
Maximum exposure to credit risk	$ 2,554	$ 2,976